Common Stock and Warrants (Details Narrative) - USD ($)		12 Months Ended
	Sep. 09, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 12, 2018	Jul. 12, 2017	Dec. 06, 2016	Jul. 12, 2016	Feb. 02, 2016	Aug. 05, 2015	Jul. 12, 2015	Jun. 05, 2015	Jul. 12, 2014	Nov. 29, 2013
Common stock, par value		$ 0.00001	$ 0.00001
Common stock, Authorized		500,000,000	500,000,000
Common stock, shares Issued		70,069,693	67,781,934
Common stock, shares outstanding		70,069,693	67,781,934
Common stock shares reserved under stock option plan		19,595,000
Series B [Member]
Debt conversion converted insrtrument shares		2,173,913
Weighted Average Exercise Price		$ 0.46											$ 0.46
Common stock proceeds subscriptions		$ 0						$ 1,000,000
Common stock shares reserved under stock option plan								2,173,913					3,500,000
Series D [Member]
Debt conversion converted insrtrument shares		100,000
Weighted Average Exercise Price		$ 1.10
Common stock proceeds subscriptions		$ 110,001
Series D [Member] | On June 5, 2015 [Member]
Debt conversion converted insrtrument shares			1,010,000
Weighted Average Exercise Price			$ 1.00
Common stock proceeds subscriptions			$ 1,010,000
Purchase and sale an aggregate shares			1,010,000
Joseph Sierchio [Member]
Debt conversion converted insrtrument shares		13,846
Purchase number of shares		20,000
Series A [Member]
Weighted Average Exercise Price		$ 0.35
Series A [Member] | Dr. Gerlach [Member]
Common stock, shares Issued									196,812
Debt conversion converted insrtrument shares			196,812
Weighted Average Exercise Price		$ 0.35
Purchase number of shares			240,000						240,000
Common stock shares reserved under stock option plan		1,200,000
Warrant vest five equal installments				240,000	240,000		240,000			240,000		240,000
Series C [Member]
Weighted Average Exercise Price		$ 0.49									$ 1.10		$ 0.49
Common stock proceeds subscriptions						$ 110,000
Common stock shares reserved under stock option plan	584,416					100,000					1,010,000		3,500,000
Debt instrument conversion feature

(i) $1.54, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which KCC elects to exercise the Warrant.